Property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Property, equipment and software, net
Total property, equipment and software		¥ 8,223,894			¥ 11,122,704
Less: Accumulated depreciation		(1,990,788)			(3,725,675)
Net book value		6,233,106		$ 1,065,394	7,397,029
Depreciation expenses	¥ 1,944,606	1,123,076	¥ 514,974
Electronic equipment
Property, equipment and software, net
Total property, equipment and software		3,089,415			4,422,833
Office equipment
Property, equipment and software, net
Total property, equipment and software		202,422			266,411
Vehicles
Property, equipment and software, net
Total property, equipment and software		843,922			1,091,556
Logistic and warehouse equipment
Property, equipment and software, net
Total property, equipment and software		1,105,245			1,578,653
Leasehold improvement
Property, equipment and software, net
Total property, equipment and software		306,352			496,887
Software
Property, equipment and software, net
Total property, equipment and software		149,590			196,713
Building and building improvement
Property, equipment and software, net
Total property, equipment and software		¥ 2,526,948			¥ 3,069,651